PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation expenses	$ 12,793	$ 23,353	$ 0